Stockholders' Equity (Details 1) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2014	Mar. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding Exercise Price		$ 9.0625
Warrants Outstanding Number of Warrants	3,145,650	3,140,250
Warrants Exercisable Weighted Average Remaining Life	1 year 2 months 12 days	2 years
Warrants Exercisable Number of Warrants	3,047,500	3,047,500
Exercise Price Range One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding Exercise Price	$ 7.2500	$ 7.2500
Warrants Outstanding Number of Warrants	3,047,500	3,047,500
Warrants Exercisable Weighted Average Remaining Life	1 year 2 months 12 days	2 years
Warrants Exercisable Number of Warrants	3,047,500	3,047,500
Exercise Price Range Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding Exercise Price	$ 9.0625	$ 9.0625
Warrants Outstanding Number of Warrants	98,150	92,750
Warrants Exercisable Weighted Average Remaining Life	0 years	0 years
Warrants Exercisable Number of Warrants	0	0